EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2006	Dec. 31, 2011 Vojvodjanska	Dec. 31, 2012 NBG Cyprus	Dec. 31, 2012 Finansbank	Dec. 31, 2011 Finansbank	Dec. 31, 2013 Equity securities	Dec. 31, 2012 Equity securities	Dec. 31, 2011 Equity securities	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Defined Benefits For Employees Children [Abstract]
Service cost	€ 13,584,000	€ 14,010,000	€ 17,546,000
Interest cost	20,157,000	19,434,000	22,519,000
Expected return on plan assets	(3,382,000)	(4,749,000)	(2,968,000)
Amortization of actuarial losses	11,372,000	13,838,000	14,883,000
Amortization of prior year cost	141,000	137,000	294,000
Losses / (income) on curtailments / settlements and other expense / (income)	(2,971,000)	7,412,000	9,821,000
Net periodic pension cost	38,901,000	50,082,000	62,095,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate	5.10%	5.30%	5.20%
Expected return on plan assets	4.90%	5.50%	6.40%
Rate of compensation increase	2.70%	3.50%	5.10%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	301,106,000	402,143,000	472,896,000
Service cost	13,584,000	14,010,000	17,546,000
Interest cost	20,157,000	19,434,000	22,519,000
Employee contributions	4,930,000	5,065,000	6,353,000
Actuarial loss/(gain)	53,829,000	(37,680,000)	(30,682,000)
Adjustment for disposal and other	170,345,000	(3,137,000)	1,291,000
Benefits paid from the Fund	(37,233,000)	(85,684,000)	(68,744,000)
Benefits paid directly by the Group	(54,910,000)	(18,694,000)	(25,552,000)
Settlements/Terminations/Curtailments	(11,637,000)	5,649,000	6,418,000
Prior service cost arising over last period	(2,827,000)	0	98,000
PBO, end of year	457,344,000	301,106,000	402,143,000
Change in plan assets:
Fair value, beginning of year	76,363,000	102,210,000	68,968,000
Actual return on assets	1,310,000	(18,132,000)	(31,839,000)
Employer contributions	24,053,000	72,904,000	127,472,000
Employee contributions	4,930,000	5,065,000	6,353,000
Benefits paid	(37,233,000)	(85,684,000)	(68,744,000)
Fair value, end of year	69,423,000	76,363,000	102,210,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year	(387,921,000)	(224,743,000)	(299,933,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate	3.60%	5.10%	5.30%
Rate of compensation increase	2.40%	2.70%	3.40%
Pension increase	0.00%	0.00%	2.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation	457,344,000	301,106,000	402,143,000
Accumulated benefit obligation	395,867,000	259,542,000	328,602,000
Fair value of plan assets	69,423,000	76,363,000	102,210,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses	175,487,000	139,368,000	170,532,000
Prior service cost	(1,598,000)	1,441,000	1,756,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss/(Gain)	55,902,000	(14,799,000)	4,125,000
Prior Service Cost / (Credit)	(2,827,000)	0	98,000
Amortization of (Losses) / Gains	(20,097,000)	(15,504,000)	(18,340,000)
Amortization of Prior Sevice Cost	(141,000)	(137,000)	(396,000)
Total recognized on Other comprehensive income/(loss)'	32,837,000	(30,440,000)	(14,513,000)
Amount
Equity securities	6,159,000	7,735,000
Other	63,264,000	68,628,000
Total	69,423,000	76,363,000	102,210,000
Defined Benefit Plans
Defined Benefit Plan Weighted Average Asset Allocations	100.00%	100.00%								9.00%	10.00%		91.00%	90.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum									9.00%			72.00%
DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum									28.00%			91.00%
Total	100.00%	100.00%								9.00%	10.00%		91.00%	90.00%
Defined Benefit Plan Projected Payments [Abstract]
Expected Benefits next year	66,804,000
Expected Benefits in 2 Yrs	22,402,000
Expected Benefits in 3 Yrs	27,321,000
Expected Benefits in 4 Yrs	28,372,000
Expected Benefits in 5 Yrs	30,623,000
Expected Benefits in 6th to 10th Yr	130,268,000
Defined Benefit Plan Recognized Net Gain Loss [Line Items]
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments 1					2,900,000	5,100,000	4,300,000	3,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future	8,700,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	13,100,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	7,100,000
Expected Group contributions to retirement indemnities	47,500,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Banks contribution into IKA-ETAM per year for 15 years	25,500,000
Defined Contribution Plans Nbg Auxiliary Pension Plan
Banks defined contribution rate to employees salary				9.00%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans	325,300,000	353,100,000
Banks contribution rate to TYPET	6.25%
Employees contribution rate to TYPET	2.50%
Retired employees contributions rate to TYPET	4.00%
Retirement Indemnities
In case of dismissal the additional monthly salary is restricted to	2,000
Staff Leaving Indemnity Contingencies Other Noninterest Expense		€ 169,900,000